Invesco Balanced-Risk Allocation Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Invesco Balanced-Risk Allocation Portfolio | Class B
Prospectus [Line Items]
Shareholder Fee, Other	$ 0